INTANGIBLE ASSETS - Amortization expenses of intangible assets (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amortisation expenses of intangible assets recognized in profit or loss
Amortization expenses of intangible assets	¥ 276,877	¥ 243,771	¥ 255,098
Carrying amount of pledged intangible assets	1,111,705	1,114,454
Mining rights
Amortisation expenses of intangible assets recognized in profit or loss
Mining rights carrying value	¥ 1,680,000	¥ 1,577,000
Carrying value to total asset value (as a percent)	0.84	0.83
Cost of sales
Amortisation expenses of intangible assets recognized in profit or loss
Amortization expenses of intangible assets	¥ 242,261	¥ 211,325	223,068
General and administrative expenses
Amortisation expenses of intangible assets recognized in profit or loss
Amortization expenses of intangible assets	¥ 34,616	¥ 32,446	¥ 32,030